Goodwill and Intangible Assets, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net

6. Goodwill and Intangible Assets, Net

Goodwill

During the nine months ended September 30, 2023, the Company experienced a sustained decline in its stock price resulting in its market capitalization being less than the carrying value of its combined reporting units. The Company concluded the sustained decline in its stock price combined with the decision to discontinue certain Cell Therapy clinical trials and development were triggering events and performed a quantitative impairment test on goodwill and acquired IPR&D assets. Based on the results of the impairment analysis, the Company recognized an $82,714 and $112,347 goodwill impairment charge for the three and nine months ended September 30, 2023, respectively, relating to the Cell Therapy reporting unit in its condensed consolidated statements of operations and comprehensive loss. There was no goodwill impairment recognized during the three and nine months ended September 30, 2024. The carrying value of goodwill, all of which is assigned to the Company’s BioBanking reporting unit, was $7,347 at both September 30, 2024 and December 31, 2023.

Intangible Assets, Net

Intangible assets, net consisted of the following:

	September 30, 2024	December 31, 2023	Estimated Useful Lives
Amortizable intangible assets:
Developed technology	$16,810	$16,810	11 – 16 years
Customer relationships	2,413	2,413	10 years
Trade names & trademarks	570	570	10 – 13 years
Reacquired rights	4,200	4,200	6 years
	23,993	23,993
Less accumulated amortization:
Developed technology	(8,600)	(7,722)
Customer relationships	(1,898)	(1,700)
Trade names & trademarks	(371)	(330)
Reacquired rights	(4,200)	(3,940)
	(15,069)	(13,692)
Amortizable intangible assets, net	8,924	10,301

Non-amortized intangible assets
Acquired IPR&D product rights	700	700	indefinite
	$9,624	$11,001

For the three months ended September 30, 2024 and 2023, amortization expense for intangible assets was $375 and $553, respectively. For the nine months ended September 30, 2024 and 2023, amortization expense for the intangible assets was $1,377 and $1,640, respectively.

No impairment charges were recorded on intangible assets for the three and nine months ended September 30, 2024. During the three and nine months ended September 30, 2023, the Company discontinued its unmodified NK cell and AML Cell Therapy clinical trials and as a result recorded an IPR&D impairment of $107,800 on its CYNK-001 and GMNK intangible assets acquired from the Anthrogenesis acquisition.

7. Goodwill and Intangible Assets, Net

The Company performs its annual goodwill impairment test in the fourth quarter of every year for all of our reporting units, and more frequently if events or circumstances indicate a potential impairment. During the quarter ended December 31, 2023, management identified various qualitative and quantitative factors which collectively indicated a triggering event had occurred and performed an impairment test. Based on the results of the impairment analysis, the Degenerative Disease reporting unit had a carrying amount that exceeded its fair value due to lower forecasted sales and growth and it was determined that all of the goodwill for the Degenerative Disease reporting unit was impaired as of December 31, 2023.

The Company tests its goodwill for impairment on an annual basis in the fourth quarter of each year for all of its reporting units, or more frequently if events or circumstances indicate a potential impairment. The Company manages its operations through an evaluation of three different operating segments: Cell Therapy, Degenerative Disease and BioBanking (see Note 18). The Company determined that the operating segments represented the reporting units.

During annual impairment tests and for any period in which the Company identifies an impairment trigger, the Company’s methodology includes internally generated separate cash flow projections for each reporting unit based on the different drivers that affect each reporting unit. The Company compares the fair values of each of its reporting units to their respective carrying amounts. If the carrying value of the reporting unit exceeds its estimated fair value, a goodwill impairment charge is recorded for the difference, with the impairment loss limited to the total amount of goodwill allocated to that reporting unit. The fair values of each of the Company’s reporting units were derived using the income approach, specifically the discounted cash flow method. The use of a discounted cash flow analysis requires significant judgment to estimate the future cash flows and the period of time over which those cash flows will be realized, as well as to determine the appropriate discount rate. The discounted cash flow model reflects management’s assumptions regarding revenue growth rates, risk-adjusted discount rates, terminal period growth rates, economic and market trends, and other expectations about the anticipated operating results of the Company’s reporting units. As part of the goodwill impairment test, the Company also considers its market capitalization in assessing the reasonableness of the combined fair values estimated for its reporting units. Substantial changes in the cash flows assumptions of the different reporting units may lead to a future impairment or may alter the implied distribution of value between the different reporting units. A material decline in the Company’s stock price may affect the imputed discount rate and the distribution of value between the reporting units, which may also lead to a future impairment.

For the year ended December 31, 2023, the Company recognized $112,347 goodwill impairment charges.

During the first quarter 2023, as a result of a sustained decrease in its stock price and market capitalization, and its decision to cease recruitment in its GBM and HER2+ gastric trials, the Company tested for impairment due to these triggering events. Based on the results of the impairment analysis, the carrying value exceeded the fair value on the Cell Therapy reporting unit. The Company recognized a $29,633 goodwill impairment charge during the first quarter of 2023 in its condensed consolidated statements of operations.

During the second quarter of 2023, the Company’s stock price and market capitalization continued to decline, and the Company also determined to cease active recruitment in its AML trial and halted all NK programs. The AML trial was the Company’s most advanced clinical program with a relatively large addressable patient population given the high unmet medical need in relapsed and refractory AML. After the Company ceased recruitment, it removed all associated cash flows relating to that program including all other NK related programs as well. As a result of these triggering events, the Company fully impaired the IPR&D assets associated with these product candidates, and performed a goodwill impairment test on its Cell Therapy reporting unit. At June 30, 2023, the estimated fair value of the Cell Therapy reporting unit was determined to be at breakeven compared to the carrying value using a discount rate commensurate with the risks associated with the cash flows for preclinical product candidates. The Company also performed a reconciliation of the aggregate fair value of each reporting unit to the market capitalization of the Company. The analysis showed the fair value of the reporting units approximated our market capitalization, indicating an insignificant control premium. Based on the results of the impairment analysis, the Company did not recognize a goodwill impairment charge during the second quarter of 2023.

During the third quarter of 2023, the Company’s stock price and market capitalization continued to further decline. The Company also elected to terminate development of CYCART-19 for B-cell malignancies during the quarter, as well as paused development in exosomes. Therefore, the Company tested for impairment due to these triggering events. Based on the results of the impairment analysis, the carrying value exceeded the fair value on the Cell Therapy reporting unit. The Company recognized a goodwill impairment charge for the remaining goodwill balance on the Cell Therapy reporting unit of $82,714 during the three months ended September 30, 2023 in its condensed consolidated statements of operations.

At December 31, 2023, the estimated fair value of the Biobanking reporting unit was substantially in excess of its book value. The relative stability of the expected cash flows of the Biobanking reporting unit makes an impairment of goodwill in the future less likely.

During the quarter ended December 31, 2022, management identified various qualitative and quantitative factors which collectively indicated a triggering event had occurred and performed an impairment test. Based on the results of the impairment analysis, the Degenerative Disease reporting unit had a carrying amount that exceeded its fair value due to lower forecasted sales and growth and it was determined that all of the goodwill, $3,610, for the Degenerative Disease reporting unit was impaired as of December 31, 2022.

The carrying values of goodwill assigned to the Company’s reporting units are as follows:

	Cell Therapy	Degenerative Disease	Biobanking	Total
Balance at December 31, 2021	$112,347	$3,610	$7,347	$123,304
Impairment	—	(3,610)	—	(3,610)
Balance at December 31, 2022	$112,347	$—	$7,347	$119,694
Impairment	(112,347)	—	—	(112,347)
Balance at December 31, 2023	$—	$—	$7,347	$7,347

Intangible Assets, Net

Intangible assets, net consisted of the following:

	December 31, 2023	December 31, 2022	Estimated Useful Lives
Amortizable intangible assets:
Developed technology	$16,810	$16,810	11 – 16 years
Customer relationships	2,413	2,413	10 years
Trade names & trademarks	570	570	10 – 13 years
Reacquired rights	4,200	4,200	6 years
	23,993	23,993
Less: accumulated amortization
Developed technology	(7,722)	(6,549)
Customer relationships	(1,700)	(1,435)
Trade names & trademarks	(330)	(275)
Reacquired rights	(3,940)	(3,240)
	(13,692)	(11,499)
Amortizable intangible assets, net	10,301	12,494

Non-amortized intangible assets
Acquired IPR&D product rights	700	108,500	indefinite
	$11,001	$120,994

Amortization expense for intangible assets was $2,193 and $2,193 for the years ended December 31, 2023 and 2022, respectively.

Aggregate amortization expense for each of the five succeeding years related to intangible assets held as of December 31, 2023 is estimated as follows:

2024	$1,753
2025	$1,493
2026	$1,356
2027	$1,258
2028	$1,208